Other current and non-current non-financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other non-financial assets [Abstract]
Disclosure of detailed information about other current and non-current non-financial assets [Text Block]
As of December 31, 2017, and December 31, 2016, the detail of other current and non-current assets is as follows:

Other non-financial assets, current	12/31/2017	12/31/2016
	ThUS$	ThUS$
Domestic Value Added Tax	7,488	13,999
Foreign Value Added Tax	5,122	2,537
Prepaid mining licenses	1,205	1,136
Prepaid insurance	2,446	6,323
Other prepayments	1,443	408
Refund of Value Added Tax to exporters	4,937	855
Other taxes	4,027	4,660
Other assets	215	355
Total	26,883	30,273

Other non-financial assets, non-current	12/31/2017	12/31/2016
	ThUS$	ThUS$
Stain development expenses and prospecting expenses (1)	17,721	23,008
Guarantee deposits	771	685
Other assets	770	997
Total	19,262	24,690

1)	Reconciliation of changes in assets for exploration and mineral resource evaluation, by type

Disclosure of reconciliation of changes in assets for exploration and mineral resource evaluation [Text Block]
Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2017, and December 31, 2016:

Reconciliation	12/31/2017	12/31/2016
	ThUS$	ThUS$

Opening balance	23,008	31,911
Changes
Additions, other than business combinations	-	-
Depreciation and amortization	(5,440)	(9,498)
Increase (decrease) due to transfers and other charges	153	595
Total changes	(5,287)	(8,903)
Total	17,721	23,008